PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2011
PROPERTY AND EQUIPMENT, NET
8.	PROPERTY AND EQUIPMENT, NET

Property and equipment consist of the following:

	As of December 31,
	2010	2011
	US$	US$

Building	—	23,330
Office equipment	10,124	12,969
Motor vehicles	834	1,280
Leasehold improvement	2,259	2,675
Land	—	37,421

Total	13,217	77,675
Less: Accumulated depreciation	(5,668)	(9,611)

	7,549	68,064

Depreciation expenses, which were recorded in general and administrative expenses, amounted to US$1,213, US$2,378 and US$4,100 for the years ended December 31, 2009, 2010 and 2011, respectively.